Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2018
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 07, 2019
Document Effective Date	Feb. 07, 2019
Prospectus Date	Feb. 07, 2019
Villere Balanced Fund | Investor Class
Prospectus:
Trading Symbol	VILLX
Villere Equity Fund | Investor Class
Prospectus:
Trading Symbol	VLEQX